Expense Example - FidelitySAIInvestmentGradeSecuritizedFund-PRO - FidelitySAIInvestmentGradeSecuritizedFund-PRO - Fidelity SAI Investment Grade Securitized Fund - Fidelity SAI Investment Grade Securitized Fund
Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 32
3 years	100
5 years	174
10 years	$ 393